FINANCE COSTS (Tables)	3 Months Ended
Mar. 31, 2023
Finance Costs [Abstract]
Disclosure Of finance costs
Finance costs for the reporting periods consist of the following:

	Three months ended March 31,
	2023	2022
	$	$
Interest on long-term debt and other debts[a]	1,046,648	352,710
Interest on lease liabilities[a]	36,425	772,087
Accretion and revaluation expense on balance of purchase price payable related to the acquisition of the dealership rights	—	56,336
Financing costs	435,212	—
Other	(97,931)	(2,725)
	1,420,354	1,178,408

a.Net of capitalized borrowing costs of $1,718,711 for the three months ended March 31, 2023, $756,233 included in interest on long-term debt and other debts and $962,478 in interest on lease liability, respectively (three months ended March 31, 2022: nil). The weighted average interest rate used to capitalize the borrowing costs is 5.68% in 2023.
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